Cover	Dec. 11, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 5.02 of the Current Report on Form 8-K filed on December 11, 2023 (the “Original Form 8-K”), to include additional disclosure regarding Doug Cole’s resignation as President and Chief Executive Officer of the M2i Global, Inc. No other changes have been made to this Original Form 8-K.
Document Period End Date	Dec. 11, 2023
Entity Registrant Name	M2I GLOBAL, INC.
Entity Central Index Key	0001753373
Entity Tax Identification Number	37-1904036
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	885 Tahoe Blvd.
Entity Address, City or Town	Incline Village
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89451
City Area Code	(775)
Local Phone Number	909-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false